Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Administrative expenses	$ 24,092	$ 18,269
Number of vessels in sale and leaseback transaction | vessel	8
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Administrative expenses		22,546
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Administrative expenses		$ (4,277)